American Beacon Retirement Income and Appreciation Fund

Supplement dated September 10, 2015
to the
Prospectus dated February 27, 2015
The information below supplements the Prospectus dated February 27, 2015 and is in addition to any other supplement(s):

The table in the "Fund Summaries - American Beacon Retirement Income and Appreciation Fund - Management - Portfolio Managers - Calamos Advisors LLC" section is deleted and replaced with the following:

John P. Calamos, Sr. Chairman, CEO and Global Co-Chief Investment Officer Since Fund Inception (2003)	Dennis Cogan Senior Vice President and Co-Portfolio Manager Since 2013
John Hillenbrand Co-Chief Investment Officer, Head of Multi-Assets, Strategies and Co-Head of Convertible Strategies Since 2003	Jon Vacko Senior Vice President and Co-Portfolio Manager Since 2013
Eli Pars Co-Chief Investment Officer, Head of Alternative Strategies and Co-Head of Convertible Strategies Since 2013	Nick Niziolek Co-Chief Investment Officer and Head of International and Global Strategies Since 2013

All references to the titles of Messrs. Hillenbrand, Pars and Niziolek in the Prospectus are revised to reflect the titles listed in the above table.  All references to Gary D. Black in the Prospectus are deleted because Mr. Black is no longer a portfolio manager for the American Beacon Retirement Income and Appreciation Fund.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

American Beacon Retirement Income and Appreciation Fund

Supplement dated September 10, 2015
to the
Statement of Additional Information dated February 27, 2015
The information below supplements the Statement of Additional Information dated February 27, 2015 and is in addition to any other supplement(s):

In the "Portfolio Managers" section, all references to Gary D. Black are deleted because Mr. Black is no longer a portfolio manager for the American Beacon Retirement Income and Appreciation Fund.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE